New Accounting Pronouncements (Notes)	3 Months Ended
Mar. 31, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements
New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606), during the second quarter of 2014. Topic 606, as further amended by subsequent Accounting Standard Updates, affects virtually all aspects of an entity’s revenue recognition, including determining the measurement of revenue and the timing of when it is recognized for the transfer of goods or services to customers. Topic 606 is effective for annual reporting periods beginning after December 15, 2017. We are currently evaluating the effect of the adoption of Topic 606 on our financial position and results of operations.

FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842), during the first quarter of 2016. Topic 842 requires entities to recognize lease assets and lease liabilities and disclose key information about leasing arrangements for certain leases. Topic 842 is effective for annual reporting periods beginning after December 15, 2019. We are currently evaluating the effect of the adoption of Topic 842 on our financial position and results of operations.

FASB issued Accounting Standards Update No. 2016-09, Compensation—Stock Compensation (Topic 718), during the first quarter of 2016. Topic 718 simplifies several aspects of the accounting for employee share-based payments. Topic 718 is effective for annual reporting periods beginning after December 15, 2016. We are currently evaluating the effect of the adoption of Topic 718 on our financial position and results of operations.